Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of fair value of financial instruments

				12.31.2021		12.31.2020
	Note	Level	Book value	Fair value	Book value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents (a)	5	1	3,472,845	3,472,845	3,222,768	3,222,768
Bonds and securities (b)	6	1	14,571	14,571	751	751
Bonds and securities (b)	6	2	346,487	346,487	299,779	299,779
Accounts receivable - distribution concession (c)	10.1 and 10.2	3	1,433,734	1,433,734	1,149,934	1,149,934
Accounts receivable - generation concession (d)	10.4	3	102,220	102,220	81,202	81,202
Derivatives fair value - forward contracts (e)	12	3	2,907	2,907	23,308	23,308
Fair value in the purchase and sale of power (e)	12	3	855,775	855,775	689,531	689,531
Other temporary investments (f)		1	14,072	14,072	14,910	14,910
Other temporary investments (f)		2	5,913	5,913	7,475	7,475
			6,248,524	6,248,524	5,489,658	5,489,658
Amortized cost
Collaterals and escrow accounts (a)			182	182	197	197
Collateral and escrow deposits - STN (g)	22.1		142,764	115,643	133,521	113,477
Trade accounts receivable (a)	7		4,515,426	4,515,426	3,819,680	3,819,680
CRC Transferred to the Paraná State Government (h)	8		-	-	1,392,624	1,496,016
Sectorial financial assets (a)	9		767,480	767,480	346,930	346,930
Accounts receivable - concessions - bonus from
the grant (i)	10.3		730,851	828,673	671,204	763,070
			6,156,703	6,227,404	6,364,156	6,539,370
Total financial assets			12,405,227	12,475,928	11,853,814	12,029,028
Financial liabilities
Fair value through profit or loss
Fair value in the purchase and sale of power (e)	29	3	545,468	545,468	343,406	343,406
			545,468	545,468	343,406	343,406
Amortized cost
Sectorial financial liabilities (a)	9		293,179	293,179	188,709	188,709
Special Tax Regularization Program - Pert (g)	13.2		421,694	361,080	459,303	377,375
PIS and Cofins to be refunded to consumers (a)	13.2.1		3,326,795	3,326,795	3,927,823	3,927,823
Accounts payable to suppliers (a)	21		2,710,984	2,710,984	2,436,452	2,436,452
Loans and financing (g)	22		3,738,269	3,313,645	3,214,249	2,956,696
Debentures (j)	23		8,240,769	8,240,769	6,837,819	6,837,819
Accounts payable related to concession (k)	27		903,959	1,009,867	731,864	811,329
			19,635,649	19,256,319	17,796,219	17,536,203
Total financial liabilities			20,181,117	19,801,787	18,139,625	17,879,609
Different levels are defined as follows:
Level 1: Obtained from quoted prices (not adjusted) in active markets for identical assets and liabilities;
Level 2: obtained through other variables in addition to quoted prices included in Level 1, which are observable for the assets or liabilities;
Level 3: obtained through assessment techniques which include variables for the assets or liabilities, which however are not based on observable market data.

Determining fair values

a)	Equivalent to their respective carrying values due to their nature and terms of realization.
b)	Fair value is calculated based on information made available by the financial agents and the market values of the bonds issued by the Brazilian government
c)	The criteria are disclosed in Note 4.4 to these financial statements.
d)	The fair values of generation assets approximate their carrying amounts, according to Note 4.4 to these financial statements.
e)	The fair values of assets and liabilities are equivalent to their carrying amounts according to Note 4.15 to these financial statements.
f)	Investments in other companies, stated at fair value, which is calculated according to the price quotations published in an active market, for assets classified as level 1 and determined in view of the comparative assessment model for assets classified as level 2.
g)	The cost of the last issue of Copel’s debentures, CDI + 1.38%, is used as a basic assumption for discount of the expected payment flows.
h)	The Company based its calculation on the comparison with a long-term and post-fixed National Treasury Bond (NTN-B) maturing on August 15, 2026, which yields approximately 3.87% p.a. plus the IPCA inflation index.
i)	Receivables related to the concession agreement for providing electricity generation services under quota arrangements, having their fair value calculated by expected cash inflows, discounted at the rate established by ANEEL auction notice 12/2015 (9.04%).
j)	Calculated from the Unit Price quotation (PU) for December 31, 2021, obtained from the Brazilian Association of Financial and Capital Markets (ANBIMA), net of unamortized financial cost.
k)	Actual net discount rate of 8.75% p.a., in line with the Company’s estimated rate for long-term projects.

Credit risk is the risk of the Company incurring losses due to a customer or counterparty in a financial instrument, resulting from failure in complying with their contractual obligations.

Credit risk is the risk of the Company incurring losses due to a customer or counterparty in a financial instrument, resulting from failure in complying with their contractual obligations.

Exposure to credit risk	12.31.2021	12.31.2020
Cash and cash equivalents (a)	3,472,845	3,222,768
Bonds and securities (a)	361,058	300,530
Pledges and restricted deposits linked (a)	142,946	133,718
Trade accounts receivable (b)	4,515,426	3,819,680
CRC Transferred to the Paraná State Government (c)	-	1,392,624
Sectorial financial assets (d)	767,480	346,930
Accounts receivable - distribution concession (e)	1,433,734	1,149,934
Accounts receivable - concessions - Bonus from the grant (f)	730,851	671,204
Accounts receivable - generation concessions (g)	102,220	81,202
Other temporary investments (h)	19,985	22,385
	11,546,545	11,140,975
a)	The Company manages the credit risk of its assets in accordance with the Management’s policy of investing virtually all of its funds in federal banking institutions. As a result of legal and/or regulatory requirements, in exceptional circumstances the Company may invest funds in prime private banks.
b)	The risk arises from the possibility that the Company might incur losses resulting from difficulties to receive its billings to customers. This risk is directly related to internal and external factors to Copel. To mitigate this type of risk, the Company manages its accounts receivable, detecting the classes of consumers most likely to default, implementing specific collection policies and suspending the supply and/or recording of energy and the provision of service, as established in contract and regulatory standards.
c)	There is no risk considering that the balance was settled in 2021.
d)	Management considers the risk of this credit to be reduced, since the agreements signed guarantee the unconditional right to receive cash at the end of the concession to be paid by the Concession Grantor, corresponding to the costs not recovered through the tariff.
e)	Management considers the risk of this credit to be reduced, since the agreements signed guarantee the unconditional right to receive cash at the end of the concession to be paid by the Concession Grantor, referring to investments in infrastructure not recovered through the tariff.
f)	Management considers the risk of such credit to be low, as the contract for the sale of energy by quotas guarantees the receipt of an Annual Generation Revenue - RAG, which includes the annual amortization of this amount during the concession term.
g)	For the generation concession assets, ANEEL published Normative Resolution 596/2013, which deals with the definition of criteria for calculating the New replacement value (Valor novo de reposição – VNR), for the purposes of indemnification. In July 2021, Normative Resolution No. 942/2021 was published, regulating the calculation of these amounts through the presentation of appraisal reports to be prepared by accredited companies. Management’s expectation of indemnification for these assets supports recoverability of the balances recorded.
h)	This risk arises from the possibility that the Company might incur losses resulting from the volatility on the stock market. This type of risk involves external factors and has been managed through periodic assessment of the variations occurred in the market.

Schedule of liquidity risk

		Less than	1 to 3	3 months	1 to 5	Over
	Interest (a)	1 month	months	to 1 year	years	5 years	Total
12.31.2021
Loans and financing	Note 22	37,039	97,025	729,794	2,047,981	2,234,468	5,146,307
Debentures	Note 23	65,956	56,696	2,727,331	6,362,806	2,029,487	11,242,276
Accounts payable related	Rate of return +
to concession	IGP-M and IPCA	8,948	17,904	82,977	500,875	2,431,666	3,042,370
Accounts payable to suppliers	-	2,355,760	236,941	51,322	66,961	-	2,710,984
PIS and Cofins to be refunded
to consumers	-	-	-	-	3,363,440	-	3,363,440
Special Tax Regularization Program - Pert	Selic	4,375	8,829	41,411	258,120	232,257	544,992
Sectorial financial liabilities	Selic	11,736	23,760	112,857	182,395	-	330,748
Lease liability	Note 28	5,444	10,919	48,886	119,212	207,099	391,560
		2,489,258	452,074	3,794,578	12,901,790	7,134,977	26,772,677
(a) Effective interest rate - weighted average.

Schedule of sensitivity analysis of foreign currency risk

.		Baseline	Projected scenarios
Foreign exchange risk	Risk	12.31.2021	Probable	Scenario 1	Scenario 2
.
Financial assets
Collaterals and escrow accounts - STN	USD depreciation	142,764	(14,967)	(a)	(a)
.		142,764	(14,967)
Financial liabilities
Loans and financing - STN	USD appreciation	(150,572)	13,425	(a)	(a)
Suppliers
Eletrobras (Itaipu)	USD appreciation	(304,215)	4,388	(70,568)	(145,525)
Acquisition of gas	USD appreciation	(60,121)	867	(13,946)	(28,759)

		(514,908)	18,680	(84,514)	(174,284)
(a) Projected scenarios not evaluated. Probable value reflects the settlement value of the transaction, which took place on March 10, 2022.

Schedule of gains (losses) on operations with derivative financial instruments

	Exchange	Baseline	Projected scenarios
	rate variation	12.31.2021	Probable	Scenario 1	Scenario 2

Gains (losses) on operations with derivative financial instruments	Increase	2,907	996	(a)	(a)

	Decrease	2,907	996	(a)	(a)
(a) Projected scenarios not evaluated. Probable value reflects the settlement value of the transaction, which took place on March 10, 2022.

Schedule of sensitivity analysis of interest rate and monetary variation risk

.		Baseline	Projected scenarios
Interest rate risk and monetary variation	Risk	12.31.2021	Probable	Scenario 1	Scenario 2
.
Financial assets
Bonds and securities	Low CDI/SELIC	361,058	41,522	31,159	20,760
Collaterals and escrow accounts	Low CDI/SELIC	182	21	15	11
Sectorial financial assets	Low Selic	767,480	94,016	70,512	47,008
Accounts receivable - concessions	Low IPCA	2,164,585	120,351	90,263	60,175
Accounts receivable - generation concessions	Undefined (a)	102,220	-	-	-
		3,395,525	255,910	191,949	127,954
Financial liabilities
Loans and financing
Banco do Brasil	High CDI	(641,207)	(78,548)	(98,185)	(117,822)
BNDES	High TJLP	(1,864,177)	(122,023)	(152,529)	(183,035)
BNDES	High IPCA	(348,305)	(19,366)	(24,207)	(29,049)
Banco do Nordeste	High IPCA	(626,043)	(76,690)	(95,863)	(115,035)
Banco do Brasil - BNDES Transfer	High TJLP	(72,109)	(4,720)	(5,900)	(7,080)
Other	No risk	(35,856)	-	-	-
Debentures	High CDI/SELIC	(5,627,350)	(689,350)	(861,688)	(1,034,026)
Debentures	High IPCA	(2,513,179)	(139,733)	(174,666)	(209,599)
Debentures	High TJLP	(100,240)	(6,561)	(8,202)	(9,842)
Sectorial financial liabilities	High Selic	(293,179)	(35,914)	(44,893)	(53,872)
Special Tax Regularization Program - Pert	High Selic	(421,694)	(51,658)	(64,572)	(77,486)
Accounts payable related to concession	High IGP-M	(844,599)	(68,581)	(85,727)	(102,872)
Accounts payable related to concession	High IPCA	(59,360)	(3,300)	(4,125)	(4,951)
.		(13,447,298)	(1,296,444)	(1,620,557)	(1,944,669)
(a) Risk assessment still requires ruling by the Concession grantor.

Indicators and penalties

Indicators and penalties

Year	Indicator	Criteria	Penalties
Until 2020	Economic - financial efficiency and quality	2 consecutive years or at the end of the 5-year period (2020)	Concession termination

	Quality Indicators	2 consecutive years or 3 times in 5 years	Limitation of dividend and interest on equity distribution

	Economic - financial efficiency	in the base year	Capital Increase (a)
Limitation of dividend and interest on equity distribution
Restrictive regime for contracts with related parties
From the 6th year of (2021)	Economic - financial efficiency	2 consecutive years	Concession termination

	Quality Indicators	3 consecutive years

(a) Within 180 days from the end of each fiscal year, in the totality of the insufficiency that occurs to reach the Minimum Economic and Financial Sustainability Parameter.

Schedule of targets set

Targets for Copel Distribuição in 2021

The criterion of efficiency in relation to economic-financial management will not be complied when what is determined in the table below is not achieved, or even when the EBITDA is lower than the QRR. The calculation of results occurs at the end of each year, when the results are disclosed in the Regulatory Financial Statements.

			Quality - limits		Quality (Performed)
Year	Economic and Financial Management	Realized	DECi	FECi	DECi	FECi
2021	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)	-	9.29	6.84	7.20	4.76

Targets for Copel Distribui??o from 2016 to 2020

Targets for Copel Distribuição from 2016 to 2020

			Quality - limits (a)		Quality (Performed)
Year	Economic and Financial Management	Realized	DECi (b)	FECi (b)	DECi	FECi

2016			13.61	9.24	10.80	7.14
2017	EBTIDA ≥ 0 (c)	661,391	12.54	8.74	10.41	6.79
2018	EBTIDA (-) QRR ≥ 0 (d)	550,675	11.23	8.24	10.29	6.20
2019	{Net Debt / [EBTIDA (-) QRR]} ≤ 1 / (0.8 * SELIC) (d)	822,386	10.12	7.74	9.10	6.00
2020	{Net Debt / [EBTIDA (-) QRR]} ≤ 1 / (1.11 * SELIC) (e)	1,624,821	9.83	7.24	7.81	5.55
(a) According to Aneel’s Technical Note No. 0335/2015.
(b) DECi - Equivalent Time of Interruption Caused by Internal Source per Consumer Unit; and FECi - Equivalent Frequency of Interruption Caused by Internal Source per Consumer Unit.
(c) Regulatory EBTIDA adjusted for non-recurring events (Voluntary retirement program, post-employment benefit, provisions and reversals) according to sub-clause six, of the Fifth Amendment to the Concession Agreement.
(d) QRR: Regulatory Reintegration Quota or Regulatory Depreciation Expense. This is the value defined in the most recent Periodical Tariff Review (RTP), plus General Market Price Index (IGPM) variation between the month preceding the RTP and the month preceding the twelve-month period of the economic and financial sustainability measurement.
(e) Selic: limited to 12.87% p.a.

Schedule of deadline for manifestation

The balances referring to these outstanding transactions at the date of these financial statements are stated below.

	Assets	Liabilities	Net
Current	112,057	(106,889)	5,168
Noncurrent	743,718	(438,579)	305,139
	855,775	(545,468)	310,307

Schedule of sensitivity analysis on the power purchase and sale transactions in the active market

	Price	Baseline	Projected scenarios
	variation	12.31.2021	Probable	Scenario 1	Scenario 2

Unrealized gains (losses) on purchase and sale of energy	Increase	310,307	299,404	347,905	396,407

	Decrease	310,307	299,404	250,900	202,398

Schedule of capital monitored by index

As of December 31, 2021 and 2020, the ratio attained is shown below:

	12.31.2021	12.31.2020
Loans and financing	3,678,444	3,188,531
Debentures	8,147,617	6,757,481
(-) Cash and cash equivalents	(3,472,845)	(3,222,768)
(-) Bonds and securities (current)	(16,121)	(1,465)
(-) Bonds and securities (noncurrent) - debt contract guarantees	(237,183)	(175,901)
(-) Collaterals and escrow accounts STN	(142,764)	(133,521)
Adjusted net debt	7,957,148	6,412,357
Net income from continuing operations	3,859,045	3,834,172
Equity in earnings of investees	(366,314)	(193,547)
Deferred IRPJ and CSLL	790,406	24,896
Provision for IRPJ and CSLL	469,226	1,260,469
Financial expenses (income), net	327,361	(866,271)
Depreciation and amortization	1,082,539	1,009,913
Ebitda from discontinued operations	1,872,381	259,560
Adjusted ebitda	8,034,644	5,329,192
Adjusted net debt/Adjusted ebitda	0.99	1.20

Debt to equity ratio:

36.3.1	Debt to equity ratio:

Indebtedness	12.31.2021	12.31.2020
Loans and financing	3,738,269	3,168,710
Debentures	8,240,769	8,540,366
(-) Cash and cash equivalents	3,472,845	3,222,768
(-) Bonds and securities	361,058	300,530
Net debt	8,145,135	8,185,778
Equity	22,175,235	20,250,518
Debt to equity ratio	0.37	0.40